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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   -----------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1324 4th Avenue, Suite 2144        Seattle, Washington              98101
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                              Richard S. McCormick

 McCormick Capital Management   1324 4th Avenue, Suite 2144   Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ----------------------

Date of fiscal year end:        September 30, 2006
                          ----------------------------------

Date of reporting period:       June 30, 2006
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                            PORTFOLIO OF INVESTMENTS
                        The Elite Growth And Income Fund
                                 June 30, 2006
                                  (unaudited)

==================================================================================================================================
SHARES                                          MARKET VALUE
======                                          ============
         Common Stock 100.4%

         Basic Industries 6.2%
         ---------------------
 80,000  Bowater                                $  1,820,000                 Total Value of Common Stock
 25,000  Phelps Dodge(a)                           2,054,000                 (Cost $54,372,291)                       $ 62,318,550
                                                ------------                                                          ------------
             Total Basic Industries                3,874,000
                                                ------------

         Business Services 3.4%                                           Short Term Investments 3.0%
         ----------------------                                           ---------------------------
  5,000  Google*                                   2,096,650              PNC Bank Money Market                          1,614,191
                                                ------------                                                          ------------
             Total Business Services               2,096,650              (Cost $1,614,191)
                                                ------------

         Capital/Industrial Goods & Services 23.3%
         -----------------------------------------
 20,000  3M                                        1,615,400                 Total Investments in Securities
 20,000  Cummins Inc.(a)                           2,445,000                 (Cost $55,986,482)              103.0%     63,932,741
 50,000  General Electric Co.                      1,648,000                                                 ---------------------
 40,000  Ingersoll Rand                            1,711,200
 40,000  Masco Corp.                               1,185,600              Call Options Written                -1.1%       (696,500)
 40,000  Pentair Inc                               1,367,600                                                 ---------------------
 30,000  Siemens Ads                               2,604,600              Liabilities in excess of
 30,000  United Technologies                       1,902,600              Cash and receivables                -1.9%     (1,149,386)
                                                ------------                                                 ---------------------
             Total Capital Goods                  14,480,000
                                                ------------
                                                                          Net Assets                         100.0%   $ 62,086,855
         Consumer Goods & Services 24.8%                                                                     =====================
         -------------------------------
 60,000  Aaron Rents                               1,612,800
 60,000  America Movil                             1,995,600              At June 30, 2006, unrealized appreciation of securities
 35,000  Best Buy Co., Inc.                        1,919,400              for Federal Income Tax purposes based on cost of
 25,000  Fortune Brands                            1,775,250              $55,510,657 is as follows:
 50,000  Home Depot                                1,789,500
100,000  Parlux Fragrances*                          969,000
 15,000  Sears Holdings*(a)                        2,322,600              Unrealized appreciation                     $ 10,047,640
 30,000  Weight Watchers                           1,226,700              Unrealized depreciation                       (2,322,056)
120,000  XM Satelite Radio*                        1,758,000                                                          ------------
                                                ------------              Net unrealized appreciation                 $  7,725,584
             Total Consumer Goods                 15,368,850                                                          ============
                                                ------------
         Energy 15.8%                                                     *Non-income producing
         ------------
 50,000  Chesapeak Energy Corp.                    1,512,500
 30,000  Devon Energy                              1,812,300              (a) All or a portion of the security is pledged as
 35,000  Halliburton                               2,597,350              collateral for options written
 70,000  Mirant Corp.*                             1,876,000
 60,000  Nabors Industries*                        2,027,400                 Schedule of Call Options Written
                                                ------------                    Elite Growth & Income Fund
             Total Energy                          9,825,550   Contracts              June 30, 2006
                                                ------------   ---------  -----------------------------------
         Financial Intermediaries 9.4%                               200  Cummins 12/20/06  $115                      $   (305,000)
         -----------------------------                               250  Phelps Dodge 01/20/07  $85                      (159,000)
 30,000  Bank of America Corp.                     1,443,000         150  Sears 12/20/06  $170                            (232,500)
 10,000  Goldman Sachs Group                       1,504,300                                                          ------------
 20,000  Legg Mason Inc.                           1,990,400                 Total Call Options Written               $   (696,500)
 20,000  Washington Mutual                           911,600              (Premiums $475,825)                         ============
                                                ------------
             Total Financial Intermediaries        5,849,300
                                                ------------

         Health Care Goods & Services 17.4%
         ----------------------------------
 50,000  Aetna                                     1,996,500
100,000  Antigenics*                                 212,000
 20,000  Genetech*                                 1,636,000
 80,000  Syneron Medical*                          1,670,400
 40,000  Omnicare                                  1,896,800
 50,000  Pfizer Inc.                               1,173,500
 50,000  UnitedHealth Group                        2,239,000
                                                ------------
             Total Health Care                    10,824,200
                                                ------------

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                                 June 30, 2006
                                  (unaudited)

              Bonds 90.7%

  Par Value   U.S. Govmnt./Agencies Notes and Bonds 6.4%         Maturity       Coupon       Market Value
===========   -------------------------------------------------  ========   ==========       ============
 $  200,000   Freddie Mac                                        06/15/07       3.800%        $   197,930
    100,000   Federal Home Loan Bank                             03/16/09       4.642%             98,196
    590,000   U.S. Treasury Bond                                 05/15/16       7.250%            683,156
    150,000   U.S. Treasury Bond                                 02/15/21       7.875%            188,742
                                                                                              -----------
                   Total U.S. Government Notes and Bonds                                        1,168,024
                                                                                              -----------

              Securitized /Asset Backed Bonds 21.3%
              -------------------------------------------------
    600,000   CARAT  (2004-1 A4)                                 11/17/08       2.640%            584,374
     99,182   Honda Auto Receivable (2003-3 A4)                  11/21/08       2.770%             97,279
    183,844   HAROT (2003-4 A4)                                  03/16/09       2.790%            180,564
     30,217   Fannie Mae (2003-109 GC)                           06/25/09       3.500%             30,105
     11,335   CNP (2001-1 A2)                                    09/15/09       4.760%             99,773
    119,049   Daimler Chrysler Rec. Auto Trust (2003-A A4)       10/08/09       2.880%            117,721
    103,000   DCAT (2004-C A4)                                   12/08/09       5.462%             99,682
     75,110   Toyota Auto Receivable (2003-A A4)                 03/15/10       2.200%             75,023
    342,000   CMAOT (2004-A A4)                                  09/15/10       2.830%            331,648
    325,000   TAROT (2005-A A4)                                  06/12/12       4.220%            314,664
    136,889   Fannie Mae (545171)                                08/01/14       5.500%            134,590
     69,163   GNMA (552372)                                      02/15/17       6.000%             69,718
     63,443   GNMA (577742)                                      09/15/17       5.500%             62,692
    131,000   Freddie Mac (2962 YE)                              09/15/18       4.500%            122,207
    200,204   GNMA (605079)                                      03/15/19       4.000%            185,347
    200,000   Freddie Mac (2792 PY)                              11/15/24       4.000%            191,274
    155,990   Freddie Mac (FHR 1963 Z)                           01/15/27       7.500%            159,061
    300,000   Freddie Mac (FHR 2656 BD)                          04/15/28       5.000%            296,540
    308,600   Freddie Mac (FHR 2744 PC)                          01/15/31       5.500%            308,184
    233,530   Fannie Mae (633012)                                02/01/32       7.000%            239,278
    168,478   GNMA (G2SF POOL 3556 5.5%)                         05/20/34       5.500%            162,761
                                                                                              -----------
                   Total Securitized/Asset Backed Bonds                                         3,862,485
                                                                                              -----------

              Corporate Bonds Industrial - Basic 1.1%
              -------------------------------------------------
    200,000   International Paper Co.                            01/15/09       4.250%           192,208
                                                                                              -----------

              Corporate Bonds Industrial - Capital Goods 3.0%
              -------------------------------------------------
    535,000   TRW, Inc.                                          04/18/07       7.370%            539,149
                                                                                              -----------

              Corporate Bonds Industrial - Communications 9.4%
              -------------------------------------------------
    500,000   Deutshe Telekom                                    03/23/09       5.115%            500,190
    300,000   America Movil                                      01/15/15       5.750%            279,516
    650,000   Telecom Italia                                     10/01/15       5.250%            588,332
    100,000   Comcast Corp.                                      06/15/16       6.273%             89,119
    250,000   GTE Corp.                                          04/15/18       6.840%            254,436
                                                                                              -----------
               Total Corporate Bonds Industrial - Communications                                1,711,593
              -------------------------------------------------                               -----------

              Corporate Bonds Industrial - Cyclical 3.3%
              -------------------------------------------------
    105,000   GMAC                                               01/16/07       5.050%            104,688
    385,000   Ford Motor Credit                                  01/12/09       5.800%            351,724
    150,000   Cisco Systems                                      02/22/16       5.500%            144,034
                                                                                              -----------
                   Total Corporate Bonds Industrial - Cyclical                                    600,446
                                                                                              -----------

              Corporate Bonds Industrial - Energy 3.1%
              -------------------------------------------------
    225,000   Conoco Phillips                                    01/15/37       8.000%            235,762
    300,000   Premcor Refining                                   02/01/10       5.269%            319,348
                                                                                              -----------
                   Total Corporate Bonds Industrial - Energy                                      555,110
                                                                                              -----------

              Corporate Bonds Industrial - Noncyclical 0.6%
              -------------------------------------------------
    100,000   Medco Health Solutions                             08/15/13       5.751%            105,880
                                                                                              -----------
                   Total Corporate Bonds Industrial - Noncyclical                                 105,880
                                                                                              -----------

=========================================================================================================



                                           PORTFOLIO OF INVESTMENTS
                                             The Elite Income Fund
                                                 June 30, 2006
                                                  (unaudited)
=========================================================================================================

  Par Value   Corporate Bonds Utilities - Electric 26.4%         Maturity       Coupon       Market Value
===========   -------------------------------------------------  ========   ==========       ============
    200,000   Monogahela Power                                   10/01/06       5.360%            199,529
    530,000   First Energy Corp                                  11/15/06       5.500%            539,371
    253,000   Indiana Michigan Power                             12/15/06       6.125%            253,328
    158,000   Avista Corp.                                       01/01/07       5.537%            159,352
    550,000   Sempra Energy                                      05/17/07       5.440%            544,641
    250,000   AES Indianapolis P&L                               08/01/07       7.375%            253,667
    400,000   Consumers Energy                                   02/01/08       5.607%            402,590
    100,000   Puget Energy Inc.                                  06/01/08       3.363%             95,405
    175,000   Consumers Energy                                   02/17/09       4.800%            170,179
    100,000   Entergy Louisiana                                  11/01/10       5.830%             99,391
    200,000   DPL Inc.                                           09/01/11       6.875%            206,210
    250,000   Consumers Energy                                   02/15/17       6.052%            227,819
    750,000   Puget Energy Inc.                                  06/15/18       6.740%            774,816
    100,000   Westar Energy                                      07/15/20       5.100%             88,174
    100,000   Centerpoint Energy                                 07/01/23       5.600%             93,265
    100,000   Northern St. Power - MN                            07/01/25       7.125%            113,318
     50,000   Georgia Power                                      11/01/42       4.875%             49,206
    400,000   Swepco Capital Trust                               10/01/43       5.250%            392,871
    125,000   Dominion Res.                                      06/30/66       7.500%            124,228
                                                                                              -----------
                   Total Corporate Bonds Utilities - Electric                                   4,787,360
                                                                                              -----------

              Corporate Bonds Utilities - Natural Gas 2.8%
              -------------------------------------------------
    200,000   TGT Pipeline                                       06/01/18       5.200%            178,058
    300,000   Kinder Morgan En.                                  03/15/32       7.750%            322,843
                                                                                              -----------
                   Total Corporate Bonds Utilities - Natural Gas                                  500,901
                                                                                              -----------

              Corporate Bonds Finance - Banking 4.5%
              -------------------------------------------------
    200,000   Household Financial                                07/15/06       7.200%            200,077
    150,000   Residential Cap.                                   06/29/07       6.875%            150,485
    250,000   Residential Cap.                                   11/21/08       6.000%            242,244
    222,000   First MD Cap. II Float                             02/01/27       5.530%            216,936
                                                                                              -----------
                   Total Corporate Bonds Finance - Banking                                        809,742
                                                                                              -----------

              Corporate Bonds Finance - Misc. Finance Companies 5.2%
              -------------------------------------------------
    100,000   CountryWide Home                                   09/15/09       4.125%             95,100
    370,000   CIT Group                                          11/03/10       4.980%            371,245
    500,000   CIT Group                                          01/30/16       5.400%            470,990
                                                                                              -----------
                   Total Corporate Bonds Finance                                                  937,335
                                                                                              -----------

              Corporate Bonds Finance - Insurance 3.3%
              -------------------------------------------------
    155,000   Anthem Inc.                                        09/01/07       5.493%            150,619
    440,000   International Lease Fin.                           01/15/10       4.550%            442,794
                                                                                              -----------
                   Total Corporate Bonds Insurance                                                593,413
                                                                                              -----------

              Corporate Bonds Finance - REIT's 0.6%
              -------------------------------------------------
    104,000   Simon Property                                     03/15/13       5.450%            100,446
                                                                                              -----------
                   Total Corporate Bonds REIT's                                                   100,446
                                                                                              -----------

              Total Value of Bonds                                                             16,464,092
              (Cost $16,826,148)                                                              -----------

     Shares   Common Stock 6.1%
     ------   -------------------------------------------------
     10,000   Bowater Inc.                                                                        227,500
     20,000   CBS Corp.                                                                           541,000
     20,000   New York Community Bancor                                                           330,200
                                                                                              -----------
                   Total Common Stock                                                           1,098,700
                    (cost $1,111,099)                                                         -----------

              Short Term Investments 2.2%
              -------------------------------------------------
              PNC Bank Money Market                                                               403,577
                                                                                              -----------
                   Total Short Term Investments                                                   403,577
                       (Cost $403,577)                                                        -----------

              Total Investments (Cost $18,275,060)                  99.0%                      17,966,369
              Other assets In excess of liabilities                  1.0%                         182,676
                                                               ----------                     -----------
              NET ASSETS                                           100.0%                     $18,149,045
                                                               ==========                     ===========

At June 30, 2006, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $18,275,060 is:

                                                               ----------
              Unrealized appreciation                          $   88,894
                                                               ==========
              Unrealized depreciation                            (397,585)
                                                               ----------
              Net unrealized appreciation                      $ (308,691)
                                                               ==========

=========================================================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Richard S. McCormick
                           -------------------------------------------

                           Richard S. McCormick, President

Date          August 14, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Richard S. McCormick
                           -------------------------------------------

                           Richard S. McCormick, President

Date          August 14, 2006
      ----------------------------------



By (Signature and Title)*    /s/ John W. Meisenbach
                           -------------------------------------------

                           John W. Meisenbach, Treasurer

Date         August 14, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.